Shareholders' equity	9 Months Ended
Sep. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
We have 200,000,000 total authorized shares with 2,477,672 common shares issued and outstanding at September 30, 2025 and 2024, and the par value per share is KRW10,000.
9.1. Changes in share capital
The following table represents common shares, share capital and premium (in thousands, except shares):

	Common shares	Share capital	Share premium	Total
Balance at January 1, 2024	2,477,672	$21,198	$359,280	$380,478
Balance at September 30, 2024	2,477,672	$21,198	$359,280	$380,478
Balance at January 1, 2025	2,477,672	$21,198	$359,280	$380,478
Balance at September 30, 2025	2,477,672	$21,198	$359,280	$380,478